Changes in Stock-Based Compensation Awards Stock Options (Detail) (USD $) In Millions, except Share data in Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jul. 02, 2011	Jul. 03, 2010
Shares
Options outstanding at July 2, 2011, Shares	11,515
Granted, Shares	503
Exercised, Shares	(3,608)
Canceled / expired, Shares	(2,146)
Options outstanding at June 30, 2012, Shares	6,264	11,515
Options exercisable at June 30, 2012, Shares	5,704
Weighted Average Exercise Price
Options outstanding at July 2, 2011, Weighted Average Exercise Price	$ 24.33
Granted, Weighted Average Exercise Price	$ 28.75
Exercised, Weighted Average Exercise Price	$ 25.16
Canceled / expired, Weighted Average Exercise Price	$ 27.86
Options outstanding at June 30, 2012, Weighted Average Exercise Price	$ 23.01	$ 24.33
Options exercisable at June 30, 2012, Weighted Average Exercise Price	$ 22.65	$ 26.38	$ 27.31
Weighted Average Remaining Contractual Term (years)
Options outstanding	3 years 2 months 12 days	4 years 7 months 6 days
Options outstanding	3 years 2 months 12 days	4 years 7 months 6 days
Options exercisable at June 30, 2012	2 years 8 months 12 days
Aggregate Intrinsic Value
Options outstanding at July 2, 2011, Aggregate Intrinsic Value	$ 66
Options outstanding at June 30, 2012, Aggregate Intrinsic Value	38	66
Options exercisable at June 30, 2012, Aggregate Intrinsic Value	$ 37